Administrative Expenses	12 Months Ended
Dec. 31, 2024
Summary Of Expenses By Nature Administrative Expenses [abstract]
Administrative Expenses

NOTE 38. ADMINISTRATIVE EXPENSES
The Group presented its statement of comprehensive income by function. Under this method, expenses are classified according to their function as part of the item “Administrative Expenses”.
The table below provides the required additional information about expenses by nature and function as of the indicated dates:

	12.31.24	12.31.23	12.31.22
Fees and Remunerations for Services	(67,280,150)	(45,105,922)	(51,392,861)
Directors’ and Syndics’ Fees	(9,841,347)	(7,877,919)	(8,449,390)
Advertising and Marketing	(37,685,592)	(31,143,629)	(28,949,697)
Taxes	(212,319,260)	(192,064,786)	(159,961,480)
Maintenance and Repairs of Assets and Systems	(121,588,331)	(92,014,006)	(94,599,000)
Electricity and Communications	(33,109,406)	(29,783,895)	(31,498,594)
Representation and Travel Expenses	(2,290,037)	(1,761,481)	(1,580,029)
Stationery and Office Supplies	(3,629,722)	(3,028,330)	(2,240,855)
Rentals	(1,424,757)	(1,377,061)	(2,399,789)
Administrative Services under Contract	(140,283,538)	(115,254,675)	(111,046,638)
Security	(17,550,631)	(15,265,927)	(14,439,558)
Insurance	(5,696,412)	(4,589,771)	(5,456,024)
Armored Transportation Services	(36,291,935)	(39,385,423)	(37,888,307)
Others	(65,035,274)	(64,238,529)	(58,514,200)
Total	(754,026,392)	(642,891,354)	(608,416,422)